Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0000808439
Registrant Name	TAT TECHNOLOGIES LTD
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES